DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
DEBT

A summary of long-term debt is as follows:

		March 31, 2014			December 31, 2013
	Original	Interest		Fair		Fair
(Dollars in thousands)	Maturity	Rate	Balance	Value	Balance	Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	3.46%	$98,000	$98,000	$—	$—
11.75% Senior Secured Notes (1)	1/15/2019	11.75%	425,727	457,163	426,076	448,341
11.75% Secured Notes	1/15/2019	11.75%	271,573	252,590	271,573	206,629
8.75% Second Priority Senior Secured Notes (2)	2/1/2019	8.75%	395,058	212,335	395,018	130,363
Second Priority Senior Secured Floating Rate Notes	8/1/2014	3.99%	13,310	9,084	13,310	7,986
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	86,754	142,500	64,125
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			$1,369,473	$1,139,231	$1,271,782	$880,749
Verso Paper Finance Holdings LLC
Loan from Verso Paper Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Less current maturities of long-term debt			(13,310)	(9,084)	(13,310)	(7,986)
Less loans from affiliates			(46,610)	(46,610)	(46,610)	(46,610)
Total long-term debt for Verso Paper Corp.			$1,332,858	$1,106,842	$1,235,167	$849,458

(1)	Par value of $417,882 on March 31, 2014 and December 31, 2013.

(2)	Par value of $396,000 on March 31, 2014 and December 31, 2013.

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see also Note 9).

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	VERSO PAPER		VERSO HOLDINGS
	Three Months Ended		Three Months Ended
	March 31,		March 31,
(Dollars in thousands)	2014	2013	2014	2013
Interest expense	$33,652	$33,331	$34,031	$33,140
Cash interest paid	66,271	62,496	66,650	62,723
Debt issuance cost amortization(1)	1,394	1,372	1,394	1,342

(1)	Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities.  Verso Holdings' $150.0 million asset-based loan facility, or "ABL Facility," had $60.0 million outstanding, $40.3 million in letters of credit issued, and $32.4 million available for future borrowing as of March 31, 2014.  Verso Holdings' $50.0 million cash-flow facility, or "Cash Flow Facility," had $38.0 million outstanding balance, no letters of credit issued, and $12.0 million available for future borrowing as of March 31, 2014.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  As of March 31, 2014, the weighted-average interest rate on outstanding advances was 3.46%.  Verso Holdings is required to pay a commitment fee to the lenders in respect of the unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, or the 11.38% Senior Subordinated Notes, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, or subordinated notes, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date. On January 3, 2014, Verso Holdings entered into certain amendments to the revolving credit facilities in connection with the NewPage acquisition, in which (a) the lenders under each of our revolving credit facilities consented to the NewPage acquisition and the other transactions contemplated by the Merger Agreement, including the incurrence of certain additional indebtedness, (b) the lenders consented to amendments to allow the sale and/or financing of certain non-core assets and (c) the parties agreed to amend our revolving credit facilities to allow for certain other transactions upon the consummation of the NewPage acquisition and the other transactions contemplated by the Merger Agreement.

11.75% Senior Secured Notes due 2019. In 2012, Verso Holdings issued $345.0 million aggregate principal amount of 11.75% Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The notes will mature on January 15, 2019; provided, however, that, if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100.0 million of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.

In 2013, Verso Holdings issued $72.9 million aggregate principal amount of its 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans. There are no longer any outstanding Senior Unsecured Term Loans. In accordance with ASC Topic 470-60, the notes were recorded at the Unsecured Term Loans value exchanged and the amount in excess of par will be amortized over the life of the notes. Debt issuance costs of $2.8 million were expensed as incurred and are recorded in Other loss, net on the accompanying condensed consolidated statements of operations. The exchange and funding of the principal and interest payments on the Senior Unsecured Term Loans are recorded as a Return of capital on Verso Holdings' statement of member's equity and the exchange of $85.8 million represents a non-cash financing activity on Verso Holding's statement of cash flows.

As of March 31, 2014, we were in compliance with the covenants in our debt agreements.

DEBT

A summary of long-term debt is as follows:

		December 31, 2013			December 31, 2012
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Verso Paper Holdings LLC
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.75% Senior Secured Notes (1)	1/15/2019	11.75%	426,076	448,341	341,493	361,388
11.75% Secured Notes	1/15/2019	11.75%	271,573	206,629	271,573	198,248
8.75% Second Priority Senior Secured Notes (2)	2/1/2019	8.75%	395,018	130,363	394,871	159,960
Second Priority Senior Secured Floating Rate Notes	8/1/2014	3.99%	13,310	7,986	13,310	9,650
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	64,125	142,500	58,995
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total debt for Verso Paper Holdings LLC			1,271,782	880,749	1,187,052	811,546
Verso Paper Finance Holdings LLC
Senior Unsecured Term Loan	2/1/2013	—%	—	—	93,212	91,348
Loan from Verso Paper Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Less current maturities of long-term debt			(13,310)	(7,986)	(8,501)	(8,331)
Less loans from affiliates			(46,610)	(46,610)	(46,610)	(46,610)
Total long-term debt for Verso Paper Corp.			$1,235,167	$849,458	$1,248,458	$871,258

(1) Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012.
(2) Par value of $396,000 on December 31, 2013 and 2012.

We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see also Note 15).

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	VERSO PAPER			VERSO HOLDINGS
	Year Ended December 31,			Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Interest expense	$133,599	$133,644	$124,895	$134,527	$126,486	$120,861
Cash interest paid	129,467	113,334	115,651	130,830	114,849	117,043
Debt issuance cost amortization(1)	5,398	5,317	5,396	5,368	4,957	5,036

(1) Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities.  In 2012, Verso Holdings entered into revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.”  In connection with the revolving credit facilities, debt issuance costs of approximately $9.3 million were deferred and will be amortized over the life of the credit facilities.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  Verso Holdings is required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, or the 11.38% Senior Subordinated Notes, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, or subordinated notes, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date.  On January 3, 2014, Verso Holdings entered into certain amendments to the revolving credit facilities in connection with the Merger, in which (a) the lenders under each of our revolving credit facilities consented to the Merger and the other transactions contemplated by the Merger Agreement, including the incurrence of certain additional indebtedness, (b) the lenders consented to amendments to allow the sale and/or financing of certain non-core assets and (c) the parties agreed to amend our revolving credit facilities to allow for certain other transactions upon the consummation of the Merger and the other transactions contemplated by the Merger Agreement. The ABL Facility had no outstanding balance, $42.3 million in letters of credit issued, and $90.7 million available for future borrowing as of December 31, 2013.  The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of December 31, 2013.

11.75% Senior Secured Notes due 2019. In 2012, Verso Holdings issued $345.0 million aggregate principal amount of 11.75% Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The notes will mature on January 15, 2019; provided, however, that, if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100.0 million of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.

In 2012, Verso Holdings used the proceeds from the issuance of the 11.75% Senior Secured Notes due 2019 to repurchase and retire the balance of its 11.5% Senior Secured Notes due 2014. Verso Holdings recognized a loss of $34.5 million, which is included in Other loss, net, on our accompanying consolidated statements of operations on the early retirement of notes, including the write-off of unamortized debt issuance costs and unamortized discounts related to the notes. Debt issuance costs of approximately $10.1 million were deferred and will be amortized over the life of the notes.

On January 31, 2013, Verso Holdings issued $72.9 million aggregate principal amount of its 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans. There are no longer any outstanding Senior Unsecured Term Loans. In accordance with ASC Topic 470-60, the notes were recorded at the Unsecured Term Loans value exchanged and the amount in excess of par will be amortized over the life of the notes. Debt issuance costs of $2.8 million were expensed as incurred and are recorded in Other loss, net on the accompanying consolidated statements of operations. The exchange and funding of the principal and interest payments on the Senior Unsecured Term Loans are recorded as a Return of capital on Verso Holdings' statement of member's equity and the exchange of $85.8 million represents a non-cash financing activity on Verso Holding's statement of cash flows. The 11.75% Senior Secured Notes due 2019 issued in 2012 and 2013 constitute one class of securities.

11.75% Secured Notes due 2019. In 2012, Verso Holdings issued $271.6 million aggregate principal amount of 11.75% Secured Notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of Verso Holdings' subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings' and the guarantors' tangible and intangible assets. The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% Senior Secured Notes due 2019 and rank senior to those securing the 8.75% Second Priority Senior Secured Notes due 2019. The notes will mature on January 15, 2019.

Verso Holdings issued the notes pursuant to two separate exchange offers whereby it issued a total of $271.6 million aggregate principal amount of the notes and paid a total of $22.3 million in cash in exchange for $166.9 million aggregate principal amount of its Second Priority Senior Secured Floating Rate Notes due 2014 and for $157.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes due 2016. Verso Holdings recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges, which is included in Other loss, net on our accompanying consolidated statements of operations. Debt issuance costs of approximately $5.4 million were deferred and will be amortized over the life of the notes.

8.75% Second Priority Senior Secured Notes due 2019.  In 2011, Verso Holdings issued $396.0 million aggregate principal amount of 8.75% Second Priority Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 8.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates.  The notes mature on February 1, 2019.

Second Priority Senior Secured Floating Rate Notes due 2014.  In 2006, Verso Holdings issued $250.0 million aggregate principal amount of Second Priority Senior Secured Floating Rate Notes due 2014.  As of December 31, 2013, Verso Holdings had repurchased and retired a total of $236.7 million aggregate principal amount of the notes.  As of May 8, 2012, the Second Priority Senior Secured Floating Rate Notes due 2014 are no longer secured by any collateral. The notes bear interest, payable quarterly, at a rate equal to LIBOR plus 3.75% per year.  As of December 31, 2013, the interest rate on the notes was 3.99% per year. The notes mature on August 1, 2014. The balance of the Second Priority Senior Secured Floating Rate Notes is included in Current maturities of long-term debt on the accompanying consolidated balance sheets.

11.38% Senior Subordinated Notes due 2016.  In 2006, Verso Holdings issued $300 million aggregate principal amount of 11.38% Senior Subordinated Notes due 2016. As of December 31, 2013, Verso Holdings had repurchased and retired a total of $157.5 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes mature on August 1, 2016.

In January 2014, Verso Holdings commenced offers to exchange new Second Priority Adjustable Senior Secured Notes and new Adjustable Senior Subordinated Notes for any and all of its outstanding 8.75% Second Priority Senior Secured Notes due 2019 and 11.38% Senior Subordinated Notes due 2016, respectively. On February 27, 2014, the minimum tender conditions for the exchange offers had not been satisfied, and the exchange offers and consent solicitations expired by their terms without Verso Holdings accepting any of its outstanding 8.75% Second Priority Senior Secured Notes due 2019 and 11.38% Senior Subordinated Notes due 2016 for exchange.

Loan from Verso Paper Finance Holdings LLC/ Verso Paper Holdings LLC.  In 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary of Verso Holdings, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity.  Under this arrangement, Verso Holdings loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund.  The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

The payments required under the debt listed above during the years following December 31, 2013, are set forth below:

(Dollars in thousands)	VERSO PAPER	VERSO HOLDINGS
2014	13,310	13,310
2015	—	—
2016	142,500	142,500
2017	—	—
2018	—	—
2019 and thereafter	1,085,455	1,108,760
Total debt	$1,241,265	$1,264,570

 At December 31, 2013, we were in compliance with the covenants in our debt agreements.